Unaudited Interim Condensed Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	$ 13,468	$ 25,621
Deposit	4,257
Trade accounts receivable	184	456
Inventory	2,651	1,955
Prepaid expenses and other receivables	1,003	2,290
Total current assets	21,563	30,322
NON-CURRENT ASSETS
Prepaid expenses and other long-term assets	330	333
Right of use assets	818	913
Property and equipment, net	1,102	713
Total non-current assets	2,250	1,959
TOTAL ASSETS	23,813	32,281
CURRENT LIABILITIES
Trade accounts payable	937	881
Lease liabilities	195	224
Other current liabilities	3,194	2,915
Total current liabilities	4,326	4,020
NON-CURRENT LIABILITIES
Long-term lease liabilities	542	685
Other long-term liabilities	69	618
Total non-current liabilities	611	1,303
TOTAL LIABILITIES	4,937	5,323
SHAREHOLDERS’ EQUITY
Ordinary shares, No par value; Authorized 2,500,000,000 shares; Issued and outstanding: 36,814,554 and 35,780,335 shares as of June 30, 2022 and December 31, 2021, respectively
Additional paid-in capital	86,275	85,389
Accumulated deficit	(67,399)	(58,431)
Total shareholders’ equity	18,876	26,958
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 23,813	$ 32,281